Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($) $ in Millions	Jun. 26, 2021	Dec. 26, 2020	Dec. 28, 2019
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
Remainder of 2021	$ 5
2021 and 2022	8	$ 11
2022 and 2023	6	7
2023 and 2024	5	6
2024 and 2025	5	5
2025 and Thereafter		5
Thereafter	26	26
Total lease payments	55	60
Less imputed interest	(12)	(13)
Total lease liabilities	$ 43	$ 47	$ 51